Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue.
Schedule of disaggregation of revenue from contracts with customers

	For the year ended December 31,
	2020			2019			2018
		Other	Total		Other	Total		Other	Total
(in thousands of Russian Roubles)	Russia	segments	segments	Russia	segments	segments	Russia	segments	segments
Bundled Subscriptions	2,332,272	40,195	2,372,467	2,154,831	69,120	2,223,951	1,884,557	61,822	1,946,379
CV Database Access	1,538,702	273,543	1,812,245	1,508,085	253,643	1,761,728	1,196,770	204,768	1,401,538
Job Postings	3,134,522	207,703	3,342,225	2,900,678	211,510	3,112,188	2,108,342	119,584	2,227,926
Other VAS	718,768	36,402	755,170	648,168	42,706	690,874	510,755	31,175	541,930
Total revenue	7,724,264	557,843	8,282,107	7,211,762	576,979	7,788,741	5,700,424	417,349	6,117,773

In the following table, revenue from contracts with customers of Russian segment is disaggregated by type of customer account:

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018
Key Accounts in Russia
Moscow and St.Petersburg	2,156,248	1,981,959	1,695,823
Other regions of Russia	815,323	664,649	547,710

Sub-total	2,971,571	2,646,608	2,243,533
Small and Medium Accounts in Russia
Moscow and St.Petersburg	2,526,381	2,579,517	2,150,685
Other regions of Russia	1,825,497	1,614,359	1,036,346

Sub-total	4,351,878	4,193,876	3,187,031
Foreign customers of Russia segment	57,822	41,385	31,507
Other customers in Russia	342,993	329,893	238,353
Total for “Russia” operating segment	7,724,264	7,211,762	5,700,424

Summary of receivables, contract assets and contract liabilities from contracts with customers

		As at
		December 31,
(in thousands of Russian Roubles)	Note	2020	2019
Receivables, which are included in “Trade and other receivables”	17	61,028	52,462
Contract liabilities		2,785,402	2,367,416